SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 641,080
2023 Series Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	73,026
Two Thousand Twenty Three B Series Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 568,054